Derivatives (Derivatives associated with legacy Mortgage Servicing Activities) (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Forwards And Futures [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2011 Forwards And Futures [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2012 Interest Rate Swaps And Swaptions [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2011 Interest Rate Swaps And Swaptions [Member] Retained Interest [Member] Hedging Instruments [Member]	Dec. 31, 2012 Mortgage Servicing Rights [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2011 Mortgage Servicing Rights [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2012 Other Retained Interests [Member] Retained Interest [Member] Hedged Items [Member]	Dec. 31, 2011 Other Retained Interests [Member] Retained Interest [Member] Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional						$ 1,712,600	$ 1,781,000
Notional, Forwards and Futures				55,000	3,295,000
Assets						7,371	6,886
Assets, Forwards and Futures				0	32,709
Liabilities						6,350	30,582
Liabilities, Forwards and Futures				26	614
Gains/(Losses)						5,886	29,861
Gains/(Losses), Forwards and Futures				9,993	35,851
Total MSR recognized by FHN	114,311	144,069	207,319					111,363	140,619
Fair value of retained interests	1,262,720	988,217								17,987	26,106
Gains/(Losses)								$ (12)	$ (27,474)	$ 1,614	$ 2,568